TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current taxes	$ 683	$ 798	$ 133
Deferred taxes	(235)	(552)	182
Taxes in respect of previous years	90	5
Total income tax benefits	$ 538	$ 251	$ 315